INTERESTS IN JOINT ARRANGEMENTS (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Statement [Line Items]
Current Assets	$ 3,931,381	$ 3,441,160
Non-current Assets	11,928,649	11,152,588	$ 11,224,237
Total Joint Arrangement Assets	15,860,030	14,593,748	13,994,600
Current Liabilities	1,261,522	1,579,764
Non-current Liabilities	7,229,093	5,675,013
Equity	7,369,415	7,338,971	7,116,893	$ 6,999,283
Total Joint Arrangement Liabilities	15,860,030	14,593,748
Income	5,329,214	5,954,833	5,238,341
Joint Arrangement Net Income (Loss)	61,970	726,759	270,352
Other comprehensive income	(30,029)	(174,441)	24,023
Comprehensive income	31,941	552,318	$ 294,375
Dividends	13,601	11,307
Unilin Arauco Pisos Ltda. [Member]
Statement [Line Items]
Current Assets	6,674	6,165
Non-current Assets	4,024	4,574
Total Joint Arrangement Assets	10,698	10,739
Investment Assets	3,441	3,556
Current Liabilities	3,761	3,591
Non-current Liabilities	55	37
Equity	6,882	7,111
Total Joint Arrangement Liabilities	10,698	10,739
Income	13,591	16,984
Expenses	(13,549)	(16,881)
Joint Arrangement Net Income (Loss)	42	13
Other comprehensive income	0	0
Comprehensive income	42	13
Dividends	0	0
Eka Chile S.A [Member]
Statement [Line Items]
Current Assets	21,449	19,840
Non-current Assets	33,442	32,363
Total Joint Arrangement Assets	54,891	52,203
Investment Assets	22,522	21,341
Current Liabilities	4,930	4,443
Non-current Liabilities	4,917	5,078
Equity	45,044	42,682
Total Joint Arrangement Liabilities	54,891	52,203
Income	43,458	47,798
Expenses	(40,104)	(44,490)
Joint Arrangement Net Income (Loss)	3,354	3,308
Other comprehensive income	0	0
Comprehensive income	3,354	3,308
Dividends	496	550
Sonae Arauco S.A. [Member]
Statement [Line Items]
Current Assets	216,342	272,030
Non-current Assets	695,902	655,856
Total Joint Arrangement Assets	912,244	927,886
Net assets	140,146	146,762
Net asset adjustment (Goodwill)	28,735	30,786
Investment Assets	168,881	177,548
Current Liabilities	215,632	221,393
Non-current Liabilities	358,851	351,397
Equity	337,761	355,096
Total Joint Arrangement Liabilities	912,244	927,886
Income	885,812	1,057,535
Expenses	(887,230)	(1,032,435)
Joint Arrangement Net Income (Loss)	(1,418)	25,100
Other comprehensive income	0	0
Comprehensive income	(1,418)	25,100
Dividends	6,634	7,480
Agricola San Geratdo SpA [Member]
Statement [Line Items]
Current Assets	0	0
Non-current Assets	2,162	0
Investment Assets	1,081
Current Liabilities	0	0
Non-current Liabilities	0	0
Equity	2,162	0
Total Joint Arrangement Liabilities	2,162	0
Income	0	0
Expenses	0	0
Joint Arrangement Net Income (Loss)	0	0
Other comprehensive income	0	0
Comprehensive income	0	0
Dividends	$ 0	$ 0